Inx Token Liability	12 Months Ended
Dec. 31, 2024
Inx Token Liability [Abstract]
INX TOKEN LIABILITY

NOTE 13: INX TOKEN LIABILITY

The INX Token is a hybrid financial instrument and is accounted for as a financial liability. The number of INX Tokens that the Company has issued as of December 31, 2024, and December 31, 2023, or has an obligation to issue is as follows:

	December 31, 2024	December 31, 2023
Total number of INX Tokens	135,959,320	135,570,986

INX Token liability	$25,833	$54,120

The Company’s significant shareholder is Triple-V (1999) Ltd. (“Triple-V”) wholly owned by Mr. Shy Datika, the CEO of the Company, who, as of December 31, 2024, on a combined basis, owns 5.4 percent of the outstanding INX Tokens.

During the year ended on December 31, 2024, 388,334 INX Token warrants were exercised.

During the year ended on December 31, 2023, the Company granted 11,000 INX Tokens to a service provider and an advisor and recorded a corresponding expense of $6. Additionally, 2,149,210 INX Token warrants were exercised.

On September 19, 2024, the Board renewed its authorization from August 9, 2023, authorizing the management to repurchase INX Tokens (the “Repurchased Tokens”) from their holders as the management deems required or desirable for the benefit of INX, provided that the aggregate purchase amount of Repurchased Tokens and Company’s common shares repurchased through September 18, 2025 will not exceed $5,000. Such repurchase shall be subject to the provisions of any applicable laws and regulations, and to the advice of the Company’s legal advisors.

As of December 31, 2024, there were no repurchases of the INX Tokens by the Company.

The fair value of INX Tokens free of, or subject to lock-up agreements and the discount rates applied as of December 31, 2024, are as follows:

	Discount rate	Number of INX Tokens	Total fair value
Not subject to lock-up	0%	135,959,320	$25,833

The fair value of INX Tokens free of, or subject to lock-up agreements and the discount rates applied as of December 31, 2023, are as follows:

	Discount rate	Number of INX Tokens	Total fair value

Not subject to lock-up	0%	133,293,902	$53,317
Subject to lock-up through January 2024	4.05%	150,000	58
Subject to lock-up through February 2024	7.22-7.89%	600,000	222
Subject to lock-up through July 2024	14.35%	1,527,084	523
Total		135,570,986	$54,120

The fair value per INX Token as of December 31, 2024, and 2023, for tokens that are not subject to lock-up agreement was $0.19 and $0.40 respectively, based on the closing market price. The level in the fair value hierarchy is level 1.

For INX Tokens which are subject to lock-up agreement, the Company used the Finnerty model to determine the discount rates applying for such INX Tokens during their lock-up agreements. Significant inputs and assumptions are volatility and the period under the lock up, as follows:

December 31, 2023

Expected term (years)	0.04-0.53
Expected volatility	89.05%-90.16%

The level in the fair value hierarchy applied to tokens under lock-up agreements is level 2.

For the years ended December 31, 2024, and 2023, the re-measurement to fair value of the INX Token liability with respect to INX Tokens issued by the Company resulted in an unrealized gain of $28,394 and $3,775, respectively, which was recorded in profit or loss.

The changes in the fair value of the INX Token liability are attributable to changes in credit risk, excluding those changes in credit risk attributable to the embedded derivative, are immaterial for all reported periods and therefore no amounts have been included in other comprehensive income with respect to the credit risk.